UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 31.2%
$7,500,000	Ally Auto Receivables Trust 2015-2 0.856%, 3/15/2018[1,2]	$7,499,249
6,950,000	American Express Credit Account Master Trust 0.876%, 5/15/2020[1,2]	6,915,917
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,780,104
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,810,895
2,984,800	ARI Fleet Lease Trust 2012-B 0.726%, 1/15/2021[1,2,3]	2,983,612
5,390,000	Barclays Dryrock Issuance Trust 0.786%, 12/16/2019[1,2]	5,388,162
3,526,000	BMW Vehicle Lease Trust 2014-1 0.990%, 8/21/2017[1]	3,522,160
10,000,000	Capital One Multi-Asset Execution Trust 0.796%, 6/15/2020[1,2]	9,990,900
13,050,000	Chase Issuance Trust 0.886%, 4/15/2019[1,2]	13,004,978
	Chesapeake Funding LLC
1,541,590	1.672%, 4/7/2024[1,2,3]	1,542,364
3,600,000	1.972%, 5/7/2024[1,2,3]	3,600,101
2,300,000	2.222%, 1/7/2025[2,3]	2,307,769
9,200,000	CNH Wholesale Master Note Trust 1.326%, 8/15/2019[1,2,3]	9,193,026
2,902,000	Discover Card Execution Note Trust 0.776%, 8/17/2020[1,2]	2,901,216
763,976	Drive Auto Receivables Trust 2015-A 1.010%, 11/15/2017[1,3]	763,722
4,699,200	Enterprise Fleet Financing LLC 0.870%, 9/20/2019[1,3]	4,686,127
11,500,000	First National Master Note Trust 2015-1 1.196%, 9/15/2020[1,2]	11,522,405
10,000,000	Ford Credit Auto Lease Trust 2014-A 1.160%, 8/15/2017[1]	9,988,810
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,252,440
	Golden Credit Card Trust
6,590,000	0.856%, 9/15/2018[1,2,3]	6,589,690
4,000,000	1.770%, 1/15/2019[1,3]	4,021,780
5,000,000	Huntington Auto Trust 1.070%, 2/15/2018[1]	4,995,665
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,021,384
2,500,000	Hyundai Auto Receivables Trust 2015-C 0.796%, 11/15/2018[1,2]	2,499,228

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$8,000,000	Hyundai Floorplan Master Owner Trust Series 2013-1 1.076%, 5/15/2018[1,2,3]	$8,000,592
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 0.806%, 4/15/2020[1,2,3]	9,953,450
3,290,969	Navient Private Education Loan Trust 2014-A 0.906%, 5/16/2022[1,2,3]	3,285,315
1,577,445	Navient Private Education Loan Trust 2015-B 1.026%, 5/15/2023[1,2,3]	1,574,663
6,565,000	NextGear Floorplan Master Owner Trust 1.920%, 10/15/2019[1,3]	6,538,747
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	9,994,090
6,000,000	Penarth Master Issuer PLC 0.826%, 3/18/2019[2,3]	5,985,342
	PFS Financing Corp.
8,000,000	1.276%, 10/15/2019[1,2,3]	7,914,840
2,000,000	1.026%, 10/15/2019[1,2,3]	1,975,470
3,000,000	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	3,032,100
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,929,499
4,990,084	Santander Drive Auto Receivables Trust 2015-4 1.126%, 12/17/2018[1,2]	4,994,046
2,834,229	SLM Private Education Loan Trust 2012-C 1.526%, 8/15/2023[1,2,3]	2,836,043
2,552,081	SLM Private Education Loan Trust 2013-A 1.026%, 8/15/2022[1,2,3]	2,547,089
10,000,000	SLM Private Education Loan Trust 2013-C 1.826%, 10/15/2031[1,2,3]	10,021,410
8,247,187	SLM Private Education Loan Trust 2014-A 1.026%, 7/15/2022[1,2,3]	8,191,890
1,716,093	SLM Student Loan Trust 2011-2 1.027%, 11/25/2027[1,2]	1,689,189
3,000,000	SMART ABS Series 2015-1US Trust 0.945%, 9/14/2018[1,2]	2,987,666
10,000,000	Turquoise Card Backed Securities PLC 1.226%, 6/17/2019[1,2,3]	10,020,610
6,485,000	Volkswagen Credit Auto Master Trust 0.776%, 7/22/2019[1,2,3]	6,419,236

	TOTAL ASSET-BACKED SECURITIES (Cost $248,268,970)	247,672,991

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%
7,805,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.077%, 4/25/2024[1,2]	7,685,139

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,080,000	FREMF Mortgage Trust 3.022%, 10/25/2044[1,2,3]	$2,091,394

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,802,345)	9,776,533

	CORPORATE BONDS – 31.3%
	COMMUNICATIONS – 3.2%
10,000,000	AT&T, Inc. 1.023%, 3/30/2017[2]	9,985,310
5,200,000	Telefonica Emisiones SAU 3.992%, 2/16/2016[4]	5,206,323
10,000,000	Verizon Communications, Inc. 0.877%, 6/9/2017[2]	9,966,030
		25,157,663
	CONSUMER, CYCLICAL – 3.7%
	Daimler Finance North America LLC
3,680,000	1.009%, 8/1/2016[2,3]	3,682,252
6,000,000	0.669%, 8/1/2017[2,3]	5,964,180
10,000,000	Ford Motor Credit Co. LLC 0.982%, 9/8/2017[2]	9,840,200
10,000,000	Volkswagen Group of America Finance LLC 0.748%, 5/23/2017[2,3]	9,780,930
		29,267,562
	CONSUMER, NON-CYCLICAL – 4.8%
8,560,000	Actavis Funding SCS 1.582%, 3/12/2018[2,4]	8,612,653
10,000,000	BAT International Finance PLC 1.022%, 6/15/2018[2,3,4]	9,946,240
10,000,000	Bayer U.S. Finance LLC 0.892%, 10/6/2017[2,3]	9,969,160
10,000,000	Becton, Dickinson and Co. 0.962%, 6/15/2016[2]	9,999,430
		38,527,483
	ENERGY – 4.5%
5,000,000	BP Capital Markets PLC 0.784%, 2/13/2018[2,4]	4,951,940
7,000,000	Canadian Natural Resources Ltd. 0.978%, 3/30/2016[2,4]	6,969,221
4,000,000	Chevron Corp. 0.586%, 3/2/2018[2]	3,964,028
10,100,000	Statoil A.S.A. 0.544%, 11/9/2017[2,4]	10,042,107

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$10,000,000	TransCanada PipeLines Ltd. 1.283%, 6/30/2016[2,4]	$9,978,420
		35,905,716
	FINANCIAL – 7.8%
3,220,000	Associated Banc-Corp 5.125%, 3/28/2016[1]	3,229,697
10,000,000	Bank of Nova Scotia 0.927%, 4/11/2017[2,4]	9,980,480
5,000,000	Capital One N.A. 1.514%, 8/17/2018[1,2]	5,034,830
10,000,000	Citigroup, Inc. 0.849%, 5/1/2017[2]	9,960,080
10,000,000	HSBC Finance Corp. 0.844%, 6/1/2016[2]	9,993,080
10,000,000	Huntington National Bank 1.044%, 4/24/2017[1,2]	9,956,480
4,000,000	MUFG Union Bank N.A. 0.734%, 5/5/2017[1,2]	3,977,364
10,000,000	Principal Life Global Funding II 0.777%, 5/27/2016[2,3]	10,005,620
		62,137,631
	GOVERNMENT – 0.4%
3,500,000	Finland Government International Bond 2.250%, 3/17/2016[3,4]	3,508,198

	INDUSTRIAL – 2.3%
10,000,000	Kansas City Southern 1.321%, 10/28/2016[2,3]	9,894,670
8,000,000	Masco Corp. 6.125%, 10/3/2016	8,210,000
		18,104,670
	TECHNOLOGY – 3.8%
10,000,000	Apple, Inc. 0.584%, 5/3/2018[2]	9,978,900
10,000,000	Hewlett Packard Enterprise Co. 2.353%, 10/5/2017[2,3]	10,031,480
10,000,000	Oracle Corp. 0.817%, 7/7/2017[2]	9,995,290
		30,005,670
	UTILITIES – 0.8%
6,360,000	Duke Energy Corp. 0.992%, 4/3/2017[2]	6,324,053

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS (Cost $249,970,192)	$248,938,646

	MEDIUM TERM NOTES – 8.9%
	CONSUMER, CYCLICAL – 1.2%
$10,000,000	American Honda Finance Corp. 0.794%, 7/14/2017[2]	9,977,370

	FINANCIAL – 6.4%
10,000,000	Bank of America Corp. 1.003%, 8/25/2017[2]	9,944,640
10,000,000	Goldman Sachs Group, Inc. 1.061%, 6/4/2017[2]	9,976,100
10,000,000	JPMorgan Chase & Co. 0.882%, 2/15/2017[2]	10,001,100
10,000,000	Metropolitan Life Global Funding I 0.997%, 4/10/2017[2,3]	9,990,020
1,000,000	National City Bank 0.862%, 12/15/2016[2]	996,848
10,000,000	National Rural Utilities Cooperative Finance Corp. 0.662%, 5/27/2016[2]	10,001,960
		50,910,668
	INDUSTRIAL – 1.3%
10,000,000	John Deere Capital Corp. 0.907%, 10/11/2016[2]	10,005,180

	TOTAL MEDIUM TERM NOTES (Cost $71,114,615)	70,893,218

Number of Shares

	SHORT-TERM INVESTMENTS – 27.5%
218,622,627	Federated Prime Value Obligations Fund, 0.35%[5]	218,622,627

	TOTAL SHORT-TERM INVESTMENTS (Cost $218,622,627)	218,622,627

	TOTAL INVESTMENTS – 100.1% (Cost $797,778,749)	795,904,015
	Liabilities in Excess of Other Assets – (0.1)%	(698,475)

	TOTAL NET ASSETS – 100.0%	$795,205,540

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $208,838,416.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	BASIC MATERIALS – 1.4%
96,160	Mosaic Co.[4]	$2,317,456
134,100	Potash Corp. of Saskatchewan, Inc.	2,186,340
65,000	Sumitomo Chemical Co., Ltd.	330,265
		4,834,061
	COMMUNICATIONS – 11.7%
9,270	Amazon.com, Inc.*4	5,441,490
92,156	Auto Trader Group PLC[1]	517,337
271,435	Cisco Systems, Inc.[4]	6,457,439
199,549	eBay, Inc.*4	4,681,419
19,909	Expedia, Inc.[4]	2,011,605
96,200	KDDI Corp.	2,436,035
39,900	Mixi, Inc.	1,278,413
322,700	NTT DOCOMO, Inc.	7,156,920
3,500	Rogers Communications, Inc. - Class B	119,848
977,100	StarHub Ltd.	2,329,443
28,781	T-Mobile US, Inc.*4	1,155,557
22,882	TEGNA, Inc.[4]	549,397
71,186	VeriSign, Inc.*4	5,381,662
611,114	Vodafone Group PLC	1,964,307
		41,480,872
	CONSUMER, CYCLICAL – 22.4%
14,200	Alimentation Couche-Tard, Inc. - Class B	618,114
96,418	Darden Restaurants, Inc.[4]	6,080,119
129,917	Dick's Sporting Goods, Inc.[4]	5,077,156
1,900	Dollarama, Inc.	101,951
17,901	Flight Centre Travel Group Ltd.	500,275
73,238	Foot Locker, Inc.[4]	4,947,959
119,453	GameStop Corp. - Class A4	3,130,863
210,561	Gap, Inc.[4]	5,205,068
294,752	Harvey Norman Holdings Ltd.	939,915
73,571	Hasbro, Inc.[4]	5,464,854
7,200	Iida Group Holdings Co., Ltd.	128,354
98,532	International Consolidated Airlines Group S.A.	760,461
54,800	Japan Airlines Co., Ltd.	2,056,828
42,715	Lear Corp.[4]	4,435,099
128,047	Leggett & Platt, Inc.[4]	5,315,231
105,541	Liberty Interactive Corp. QVC Group - Class A*4	2,750,399
6,300	Linamar Corp.	245,677
111,500	NOK Corp.	2,318,088
24,318	O'Reilly Automotive, Inc.*4	6,344,566
175,423	Persimmon PLC*	5,118,737
441,594	Qantas Airways Ltd.*	1,228,018
288,100	Sekisui Chemical Co., Ltd.	3,521,186

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
112,568	Starbucks Corp.[4]	$6,840,757
1,037,539	Tabcorp Holdings Ltd.	3,410,903
32,810	Target Corp.[4]	2,376,100
173,812	Taylor Wimpey PLC	479,259
		79,395,937
	CONSUMER, NON-CYCLICAL – 16.9%
51,315	Adecco S.A.*	3,150,082
2,511	Aetna, Inc.[4]	255,720
58,969	AmerisourceBergen Corp.[4]	5,281,264
925	Anthem, Inc.[4]	120,703
11,707	Biogen Idec, Inc.*4	3,196,713
1,408	Dr. Pepper Snapple Group, Inc.[4]	132,127
50,800	Empire Co., Ltd.	960,228
19,615	Equifax, Inc.[4]	2,075,267
38,265	Hormel Foods Corp.[4]	3,076,889
2,528	Imperial Tobacco Group PLC	136,881
40,400	Kose Corp.	3,755,172
22,081	ManpowerGroup, Inc.[4]	1,685,884
36,312	McKesson Corp.[4]	5,845,506
7,849	Monster Beverage Corp.*4	1,059,850
132,644	Pfizer, Inc.[4]	4,044,316
50,796	Quintiles Transnational Holdings, Inc.*4	3,089,921
124,748	Robert Half International, Inc.[4]	5,460,220
53,000	Toppan Printing Co., Ltd.	461,200
112,877	Total System Services, Inc.[4]	4,533,140
27,059	United Therapeutics Corp.*4	3,333,128
30,700	Valeant Pharmaceuticals International, Inc.*	2,826,968
287,997	Western Union Co.[4]	5,137,867
		59,619,046
	DIVERSIFIED – 1.0%
145,974	Industrivarden A.B. - C Shares	2,311,913
364,000	NWS Holdings Ltd.	542,704
86,000	Swire Pacific Ltd. - A Shares	829,620
		3,684,237
	ENERGY – 5.9%
303,072	Plains GP Holdings LP - Class A4	2,424,576
41,139	Tesoro Corp.[4]	3,589,378
803,000	TonenGeneral Sekiyu KK	6,546,234
101,800	TransCanada Corp.	3,535,277
59,623	Valero Energy Corp.[4]	4,046,613
120,100	Veresen, Inc.	684,130
		20,826,208

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL – 12.5%
326,500	BOC Hong Kong Holdings Ltd.	$869,174
116,307	Cincinnati Financial Corp.[4]	6,702,772
83,300	Element Financial Corp.	878,250
29,164	FNF Group[4]	944,330
21,500	Great-West Lifeco, Inc.	532,857
221,400	H&R Real Estate Investment Trust - REIT	2,979,078
613,000	Hang Lung Properties Ltd.	1,130,752
74,700	Hang Seng Bank Ltd.	1,242,074
300,000	Hokuhoku Financial Group, Inc.	556,471
9,400	Intact Financial Corp.	563,638
1,657,322	Intesa Sanpaolo S.p.A.	4,406,778
3,780	Investor A.B. - B Shares	126,620
904,000	Kerry Properties Ltd.	2,092,216
613,000	Link - REIT	3,516,748
11,500	MS&AD Insurance Group Holdings, Inc.	312,351
9,300	National Bank of Canada	265,344
99,785	Navient Corp.[4]	953,945
1,352,000	New World Development Co., Ltd.	1,106,757
193,461	NN Group N.V.	6,554,306
63,100	Power Corp. of Canada	1,338,212
45,700	Power Financial Corp.	1,054,666
63,300	RioCan Real Estate Investment Trust - REIT	1,117,883
6,100	Smart Real Estate Investment Trust - REIT	134,810
150,700	Sompo Japan Nipponkoa Holdings, Inc.	4,469,276
72,000	Wheelock & Co., Ltd.	275,648
11,000	Yamaguchi Financial Group, Inc.	119,116
		44,244,072
	INDUSTRIAL – 9.9%
81,500	Alps Electric Co., Ltd.	1,615,861
1,540	AMERCO[4]	564,641
3,900	CCL Industries, Inc. - Class B	549,825
93,179	Expeditors International of Washington, Inc.[4]	4,204,236
116,081	Flextronics International Ltd.*2,4	1,216,529
61,691	General Dynamics Corp.[4]	8,252,405
24,200	Japan Airport Terminal Co., Ltd.	970,792
6,242	Lockheed Martin Corp.[4]	1,317,062
117,362	Masco Corp.[4]	3,097,183
27,851	Meggitt PLC	144,855
722,000	Nippon Express Co., Ltd.	3,382,033
43,659	Northrop Grumman Corp.[4]	8,079,535
2,747	Schindler Holding A.G.	420,955
1,378	TransDigm Group, Inc.*4	309,678

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,276,000	Yangzijiang Shipbuilding Holdings Ltd.	$840,695
		34,966,285
	TECHNOLOGY – 13.1%
5,323	Akamai Technologies, Inc.*4	242,835
100,566	Analog Devices, Inc.[4]	5,416,485
99,441	Apple, Inc.[4]	9,679,587
1,790	Avago Technologies Ltd.[2,4]	239,341
241,446	CA, Inc.[4]	6,936,744
11,900	Constellation Software, Inc.	4,332,215
68,866	Electronic Arts, Inc.*4	4,444,956
26,088	Hewlett Packard Enterprise Co.[4]	358,971
48,881	Hewlett-Packard Co.[4]	474,634
283,878	Marvell Technology Group Ltd.[2,4]	2,512,320
55,226	Maxim Integrated Products, Inc.[4]	1,844,548
7,900	Nexon Co., Ltd.	128,227
29,400	Oracle Corp.	1,335,224
58,163	Skyworks Solutions, Inc.[4]	4,008,594
68,709	Synopsys, Inc.*4	2,947,616
29,352	VMware, Inc. - Class A*4	1,342,854
		46,245,151
	UTILITIES – 0.8%
319,000	CLP Holdings Ltd.	2,679,622

	TOTAL COMMON STOCKS (Cost $355,058,003)	337,975,491

	SHORT-TERM INVESTMENTS – 5.5%
19,368,347	Fidelity Institutional Money Market Fund, 0.34%[3]	19,368,347

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,368,347)	19,368,347

	TOTAL INVESTMENTS – 101.1% (Cost $374,426,350)	357,343,838
	Liabilities in Excess of Other Assets – (1.1)%	(3,717,777)

	TOTAL NET ASSETS – 100.0%	$353,626,061

	SECURITIES SOLD SHORT – (29.1)%
	COMMON STOCKS – (29.1)%
	BASIC MATERIALS – (5.4)%
(529,515)	Alcoa, Inc.	(3,860,164)
(2,915,678)	Alumina Ltd.	(2,182,476)
(58,865)	FMC Corp.	(2,102,658)
(507,743)	Freeport-McMoRan, Inc.	(2,335,618)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(503,748)	Fresnillo PLC	$(5,214,273)
(107,800)	Kinross Gold Corp.*	(177,756)
(1,668,006)	South32 Ltd.*	(1,170,756)
(11,724)	ThyssenKrupp A.G.	(181,151)
(1,146,900)	Yamana Gold, Inc.	(1,973,038)
		(19,197,890)
	COMMUNICATIONS – (1.3)%
(30,649)	Level 3 Communications, Inc.*	(1,495,977)
(47,949)	Motorola Solutions, Inc.	(3,201,555)
		(4,697,532)
	CONSUMER, CYCLICAL – (0.5)%
(36,283)	MGM Resorts International*	(728,563)
(30,000)	Restaurant Brands International, Inc.	(1,013,134)
		(1,741,697)
	CONSUMER, NON-CYCLICAL – (2.8)%
(39,785)	Alkermes PLC*2	(1,273,518)
(42,159)	Alnylam Pharmaceuticals, Inc.*	(2,906,441)
(49,642)	Ionis Pharmaceuticals, Inc.*	(1,932,563)
(16,600)	Nissin Foods Holdings Co., Ltd.	(846,202)
(14,452)	Puma Biotechnology, Inc.*	(603,226)
(26,853)	Vertex Pharmaceuticals, Inc.*	(2,436,910)
		(9,998,860)
	ENERGY – (9.6)%
(15,692)	Cabot Oil & Gas Corp.	(325,609)
(283,900)	Cenovus Energy, Inc.	(3,497,833)
(103,568)	Cheniere Energy, Inc.*	(3,112,218)
(27,573)	Cimarex Energy Co.	(2,564,289)
(172,406)	Cobalt International Energy, Inc.*	(653,419)
(111,869)	Continental Resources, Inc.*	(2,361,555)
(9,883)	Energen Corp.	(348,573)
(57,711)	EOG Resources, Inc.	(4,098,635)
(124,532)	Halliburton Co.	(3,958,872)
(36,097)	Hess Corp.	(1,534,123)
(61,950)	Lundin Petroleum A.B.*	(890,688)
(78,117)	Nabors Industries Ltd.[2]	(574,941)
(59,706)	Noble Energy, Inc.	(1,932,683)
(76,132)	Occidental Petroleum Corp.	(5,240,166)
(12,032)	Pioneer Natural Resources Co.	(1,491,366)
(48,905)	Santos Ltd.	(112,161)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(172,551)	Weatherford International PLC*2	$(1,162,994)
		(33,860,125)
	FINANCIAL – (6.6)%
(338,700)	Acom Co., Ltd.*	(1,539,104)
(4,232)	American Express Co.	(226,412)
(81,722)	American Tower Corp. - REIT	(7,709,653)
(1,727,822)	Banca Monte dei Paschi di Siena S.p.A.*	(1,254,079)
(84,490)	Communications Sales & Leasing, Inc. - REIT*	(1,623,053)
(164,100)	Hulic Co., Ltd.	(1,414,992)
(133,000)	Mitsubishi Estate Co., Ltd.	(2,632,959)
(75,500)	NTT Urban Development Corp.	(741,247)
(970,819)	Royal Bank of Scotland Group PLC*	(3,514,619)
(686,622)	UniCredit S.p.A.	(2,654,403)
		(23,310,521)
	INDUSTRIAL – (0.1)%
(256,000)	Mitsui OSK Lines Ltd.	(507,248)

	TECHNOLOGY – (2.8)%
(96,929)	Autodesk, Inc.*	(4,538,216)
(276,183)	Micron Technology, Inc.*	(3,046,298)
(33,463)	Workday, Inc. - Class A*	(2,108,504)
		(9,693,018)
	TOTAL COMMON STOCKS (Proceeds $118,760,970)	(103,006,891)

	TOTAL SECURITIES SOLD SHORT (Proceeds $118,760,970)	$(103,006,891)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $517,337.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 86.0%
16,296,374	Federated Prime Value Obligations Fund, 0.35%[1]	$16,296,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,296,374)	16,296,374

	TOTAL INVESTMENTS – 86.0% (Cost $16,296,374)	16,296,374
	Other Assets in Excess of Liabilities – 14.0%	2,660,646

	TOTAL NET ASSETS – 100.0%	$18,957,020

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)

15	CAC 40 Index	February 2016	$760,381	$779,473	$19,092
16	DAX Index	March 2016	4,523,449	4,616,755	93,306
106	EURO STOXX 50 Index	March 2016	3,707,218	3,800,314	93,096

TOTAL FUTURES CONTRACTS			$8,991,048	$9,196,542	$205,494

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 25.1%
	BASIC MATERIALS – 1.0%
14,549	Barrick Gold Corp.[1]	$144,181

	COMMUNICATIONS – 3.4%
84	Alphabet, Inc. - Class A*	63,953
143	Amazon.com, Inc.*	83,941
793	Facebook, Inc. - Class A*	88,983
872	Netflix, Inc.*	80,084
4,808	Orange S.A. - ADR	84,957
1,749	Verizon Communications, Inc.	87,398
		489,316
	CONSUMER, CYCLICAL – 4.2%
1,339	Carnival Corp.[1]	64,446
124	Chipotle Mexican Grill, Inc.	56,168
4,304	Mattel, Inc.	118,747
1,735	NIKE, Inc. - Class B	107,587
720	Royal Caribbean Cruises Ltd.[1]	59,011
1,482	Target Corp.	107,327
1,354	Wal-Mart Stores, Inc.	89,852
		603,138
	CONSUMER, NON-CYCLICAL – 6.0%
1,045	Brown-Forman Corp. - Class B	102,243
609	Constellation Brands, Inc. - Class A	92,860
799	Equifax, Inc.	84,534
1,095	Euronet Worldwide, Inc.*	87,348
1,402	Global Payments, Inc.	82,648
4,939	Navigant Consulting, Inc.*	77,987
1,971	PayPal Holdings, Inc.*	71,232
938	Procter & Gamble Co.	76,625
1,067	Sanderson Farms, Inc.	86,662
847	Stryker Corp.	83,980
		846,119
	ENERGY – 0.5%
990	First Solar, Inc.*	67,973

	FINANCIAL – 0.2%
342	Mid-America Apartment Communities, Inc. - REIT	32,087

	INDUSTRIAL – 1.9%
775	Dycom Industries, Inc.*	51,351
2,058	General Electric Co.	59,888
430	Northrop Grumman Corp.	79,576

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,556	Waste Management, Inc.	$82,390
		273,205
	TECHNOLOGY – 2.5%
1,370	Blackbaud, Inc.	84,228
946	Manhattan Associates, Inc.*	54,537
1,542	Microsoft Corp.	84,949
1,705	NVIDIA Corp.	49,939
1,620	Texas Instruments, Inc.	85,746
		359,399
	UTILITIES – 5.4%
2,255	CMS Energy Corp.	87,675
1,211	Consolidated Edison, Inc.	84,031
1,012	DTE Energy Co.	86,030
1,132	Duke Energy Corp.	85,240
1,178	Entergy Corp.	83,143
754	NextEra Energy, Inc.	84,229
1,526	PG&E Corp.	83,793
2,422	PPL Corp.	84,915
1,714	Southern Co.	83,849
		762,905
	TOTAL COMMON STOCKS (Cost $3,547,413)	3,578,323

	EXCHANGE-TRADED FUNDS – 52.4%
9,681	Consumer Discretionary Select Sector SPDR Fund	717,459
11,313	Consumer Staples Select Sector SPDR Fund	574,248
33,357	Deutsche X-trackers MSCI EAFE Hedged Equity ETF	869,617
4,507	iShares 7-10 Year Treasury Bond ETF	491,759
3,028	iShares Currency Hedged MSCI Eurozone ETF	74,458
3,181	iShares MBS ETF	347,397
8,116	iShares MSCI Belgium Capped ETF	139,271
3,493	iShares MSCI EAFE ETF	193,792
3,528	iShares MSCI Ireland Capped ETF	136,816
2,554	iShares MSCI Japan Small-Cap ETF	143,407
8,145	iShares Russell 2000 ETF	838,202
9,459	SPDR S&P 500 ETF Trust	1,833,816
17,804	Technology Select Sector SPDR Fund	734,237
6,289	Utilities Select Sector SPDR Fund	285,646
1,508	WisdomTree Japan Hedged Equity Fund	71,720

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,737,556)	7,451,845

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 27.3%
3,876,819	Fidelity Institutional Money Market Fund, 0.34%[2]	$3,876,819

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,876,819)	3,876,819

	TOTAL INVESTMENTS – 104.8% (Cost $15,161,788)	14,906,987
	Liabilities in Excess of Other Assets – (4.8)%	(680,372)

	TOTAL NET ASSETS – 100.0%	$14,226,615

	SECURITIES SOLD SHORT – (0.7)%
	COMMON STOCKS – (0.7)%
	Consumer, Cyclical – (0.7)%
(4,730)	Barnes & Noble, Inc.	$(41,482)
(3,466)	Planet Fitness, Inc. - Class A*	(49,529)

	TOTAL SECURITIES SOLD SHORT (Proceeds $110,523)	$(91,011)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
MBS – Mortgage Backed Securities
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”) and 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund)(“Macro Opportunity” or “Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS- Continued
January 31, 2016 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS- Continued
January 31, 2016 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Macro Opportunity Fund invests a significant amount (27.3% of its net assets as of January 31, 2016) in the Fidelity Institutional Money Market Fund (“FMPXX”). FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector. The Managed Futures Strategy Fund and Global Counter-Trend Fund invest a significant amount (27.5% and 86.0%, respectively, of its net assets as of January 31, 2016) in the Federated Prime Value Obligations Fund (“PVOXX”). PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. FMPXX and PVOXX invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX or PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX and PVOXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX and PVOXX.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS- Continued
January 31, 2016 (Unaudited)

FMPXX and PVOXX file complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per September 30, 2015 Semi-Annual report of Fidelity Institutional Money Market Fund was 0.18%. The net expense ratio per July 31, 2015 Semi-Annual report of Federated Prime Value Obligations Fund was 0.20%.

Note 3 – Federal Income Taxes
At January 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Long/Short Equity Fund	Global Counter-Trend Fund	Macro Opportunity Fund
Cost of investments	$797,778,749	$374,426,350	$16,296,374	$15,162,411

Gross unrealized appreciation	$186,857	$6,581,667	$-	$140,320
Gross unrealized depreciation	(2,061,591)	(23,664,179)	-	(395,744)
Net unrealized depreciation on investments	$(1,874,734)	$(17,082,512)	$-	$(255,424)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS- Continued
January 31, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$247,672,991	$-	$247,672,991
Collateralized Mortgage Obligations	-	9,776,533	-	9,776,533
Corporate Bonds[1]	-	248,938,646	-	248,938,646
Medium Term Notes[1]	-	70,893,218	-	70,893,218
Short-Term Investments	218,622,627	-	-	218,622,627
Total Investments	$218,622,627	$577,281,388	$-	$795,904,015

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$4,503,796	$330,265	$-	$4,834,061
Communications	25,798,417	15,682,455	-	41,480,872
Consumer, Cyclical	58,933,913	20,462,024	-	79,395,937
Consumer, Non-cyclical	52,115,711	7,503,335	-	59,619,046
Diversified	-	3,684,237	-	3,684,237
Energy	14,279,974	6,546,234	-	20,826,208
Financial	17,465,786	26,778,286	-	44,244,072
Industrial	27,591,094	7,375,191	-	34,966,285
Technology	44,781,701	1,463,450	-	46,245,151
Utilities	-	2,679,622	-	2,679,622
Short-Term Investments	19,368,347	-	-	19,368,347
Total Assets	$264,838,739	$92,505,099	$-	$357,343,838

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS- Continued
January 31, 2016 (Unaudited)

Liabilities
Common Stocks
Basic Materials	$10,449,234	$8,748,656	$-	$19,197,890
Communications	4,697,532	-	-	4,697,532
Consumer, Cyclical	1,741,697	-	-	1,741,697
Consumer, Non-cyclical	9,152,659	846,201	-	9,998,860
Energy	32,857,276	1,002,849	-	33,860,125
Financial	9,559,118	13,751,403	-	23,310,521
Industrial	-	507,248	-	507,248
Technology	9,693,018	-	-	9,693,018
Total Liabilities	$78,150,534	$24,856,357	$-	$103,006,891

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$16,296,374	$-	$-	$16,296,374
Total Investments	16,296,374	-	-	16,296,374
Other Financial Instruments[2]
Futures Contracts	205,494	-	-	205,494
Total Assets	$16,501,868	$-	$-	$16,501,868

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$3,578,323	$-	$-	$3,578,323
Exchange-Traded Funds	7,451,845	-	-	7,451,845
Short-Term Investments	3,876,819	-	-	3,876,819
Total Assets	$14,906,987	$-	$-	$14,906,987

Liabilities
Securities Sold Short
Common Stocks[1]	$91,011	$-	$-	$91,011
Total Liabilities	$91,011	$-	$-	$91,011

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/2016